Risk Management - Disclosure in tabular form of macroeconomic forecasts for the forthcoming financial year (Details)	12 Months Ended
Dec. 31, 2023
Basic scenario
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	2.10%
Personal consumption expenditures increase/decrease rate	1.90%
Won-dollar exchange rate	1263.00%
Upside scenario
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	2.29%
Personal consumption expenditures increase/decrease rate	2.27%
Won-dollar exchange rate	1255.00%
Downside scenario
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	1.76%
Personal consumption expenditures increase/decrease rate	1.23%
Won-dollar exchange rate	1277.00%
Worst scenario
Disclosure In Tabular Form Of Macroeconomic Forecasts For The Forthcoming Financial Year [Line Items]
GDP growth rate	(5.10%)
Personal consumption expenditures increase/decrease rate	(12.22%)
Won-dollar exchange rate	1560.00%